OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Assets And Liabilities
OTHER ASSETS AND LIABILITIES	OTHER ASSETS AND LIABILITIES
Other assets consisted of the following items as of December 31:

	2025	2024

Other non-current assets
Customer acquisition costs (see Note 3)	32	30
Prepayments for property, plant and equipment and intangibles	35	40
Other non-financial assets	21	10
Total other non-current assets	88	80

Other current assets
Advances to suppliers	12	18
Prepaid taxes	3	2
Current deferred costs for DBSS project, licenses*	—	3
Current portion of deferred cost related to connection fees	6	3
Other current assets	3	—
Total other current assets	24	26
*DBSS refers to Digital Business Support Systems
Other liabilities consisted of the following items as of December 31:

	2025	2024*

Other non-current liabilities
Long-term deferred revenue (see Note 3)	5	4
Other liabilities	3	3
Total other non-current liabilities	8	7

Other current liabilities
Taxes payable (non-income tax)	15	13
Short-term deferred revenue (see Note 3)	30	26
Customer advances (see Note 3)	37	36
Due to employees	17	10
Other liabilities	—	1
Total other current liabilities	99	86
*Prior period comparatives have been reclassified to conform with the current period presentation